Summary of Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)	$ (1,819)	$ 123	$ (6,100)	$ (4,557)
Other income (expenses):
Interest expense	(574)	(410)	(1,610)	(1,636)
Change in fair value of warrant liability	197	(8)	(153)	(42)
Gain on settlement of debt		866	872	1,008
Other income/(expense)	4		2	164
Total other income/(expense)	(373)	448	(889)	(506)
Income/(loss) before income taxes	(2,192)	571	(6,989)	(5,063)
Provision for income taxes	(46)	(79)	39	365
Net loss			(7,256)	(4,698)
Dividends on preferred stock	(111)	(113)	246	463
Net loss attributable to common shareholders	$ (2,349)	$ 379	$ (7,196)	$ (5,161)
Net loss per common share - basic and diluted			$ (0.10)	$ (0.08)
Weighted average shares outstanding - basic	82,582	67,112
Weighted average shares outstanding - diluted	82,582	67,112
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)		$ 123		$ (4,557)
Other income (expenses):
Interest expense		(484)		(1,908)
Change in fair value of warrant liability		(20)		(982)
Gain on settlement of debt		866		1,008
Other income/(expense)				164
Total other income/(expense)		362		(1,718)
Income/(loss) before income taxes		485		(6,275)
Provision for income taxes		(79)		365
Net loss		406		(5,910)
Dividends on preferred stock		(113)		463
Net loss attributable to common shareholders		$ 293		$ (6,373)
Net loss per common share - basic and diluted		$ 0.00		$ (0.09)
Net loss attributable to common shareholders		$ 0.00		$ (0.1)
Weighted average shares outstanding - basic		67,112
Weighted average shares outstanding - diluted		96,711
As adjusted [Member]
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)		$ 123		$ (4,557)
Other income (expenses):
Interest expense		(410)		(1,636)
Change in fair value of warrant liability		(8)		(42)
Gain on settlement of debt		866		1,008
Other income/(expense)				164
Total other income/(expense)		448		(506)
Income/(loss) before income taxes		571		(5,063)
Provision for income taxes		(79)		365
Net loss		492		(4,698)
Dividends on preferred stock		(113)		463
Net loss attributable to common shareholders		$ 379		$ (5,161)
Net loss per common share - basic and diluted		$ 0.01		$ (0.07)
Net loss attributable to common shareholders		$ 0.00		$ (0.08)
Weighted average shares outstanding - basic		67,112
Weighted average shares outstanding - diluted		96,711